Share-based Awards Plan	6 Months Ended
Jun. 30, 2011
Share-based Awards Plan
Share-based Awards Plan

19.           Share-based Awards Plan

In July 2007, the Company adopted the 2007 Share Incentive Plan (the “Plan”).  The Plan provides for the granting of share options and restricted ordinary shares to employees and consultants of the Company. Options granted under the Plan may be either incentive share options or nonqualified share options.  The Company reserved 15,000,000 ordinary shares for issuance under the Plan. Under the Plan, options granted generally vest 30% after the first year of service, 30% after the second year of service, 20% after the third year of service and 20% after the fourth year of service.  Certain options granted vest 50% after the first year of service and 50% after the second year of service.  Options may be granted for a term not exceeding 10 years from the date of grant. The option award provides for accelerated vesting if there is a change in control (as defined in the Plan).

For certain options granted with a four year graded vesting term as described above, in the event of termination of employment or service for any reason after one year of employment or service, the grantee’s right to vest in the option under the Plan will terminate twelve months after the written notice of termination.  The Group concluded that the termination clause represents a non-substantive vesting term since it allows the grantee to continue to vest options for a twelve month period after termination. For accounting purposes, 60% of these options granted are vested after the first year of service, 20% after the second year of service and 20% after the third year of service.

On July 4, 2007, the Company granted 1,500,000 options with exercise price of US$4.80 per share to two employees.  20% of the options will vest after the first year of service, 20% will vest after two years of service, and for the remaining 60%, 10% will be vested semi-annually over the next three years.  In the event of termination of employment or service for any reason after one year of employment or service, the grantee’s right to vest in the option under the Plan will terminate twelve months after the written notice of termination.  On July 19, 2007, the grant to the two employees was modified such that the options granted were reduced from 1,500,000 to 1,200,000, and the exercise price was reduced from US$4.80 per share to US$2.40 per share.  In addition, the modified options vest 30% after the first year of service, 30% after the second year of service, 20% after the third year of service and 20% after the fourth year of service.  In the event of termination of employment or service for any reason after one year of employment or service, the grantee’s right to vest in the option under the Plan will terminate twelve months after the written notice of termination.  The total incremental compensation cost resulting from the modifications amounting to US$452,500 (RMB3,363,025) and is recognized ratably over the new requisite service period.

During 2008, a significant shareholder of the Company agreed to pay cash totaling US$18 million and ordinary shares constituting 22% of the then issued and outstanding shares of the Company to certain management personnel of P3A as recognition of their contribution to the success of the Company.  In addition, to provide additional incentives and retain the services of certain employees, Zhixin Xue, Guanglin Lai and Zhaohua Qian, all shareholders of the Company agreed to contribute 1.6 million options which are exercisable into 2.2 million ordinary shares of the Group to a new management retention plan.  No consideration was paid by the Company for this contribution of options made by the shareholders.  The fair value of the cash payment and ordinary shares transferred to the P3A management personnel have been recorded as compensation expense of approximately US$107,826,953 (RMB744,943,189) with a corresponding increase to Additional Paid-in Capital.  The return of the options back to the Company for no consideration has been accounted for as a cancellation resulting in an immediate recognition of compensation expense of US$2,743,405 (RMB18,881,760).

During 2008, 600,000 stock options held by an executive of P3A were exchanged for 600,000 ordinary shares for no additional consideration.  The exchange was accounted for as a settlement, wherein the difference between the fair value of the ordinary shares and the stock options, amounting to US$685,145 (RMB4,715,579), was recognized immediately as compensation expense.

The following table summarizes the option activity for the 6 months ended June 30, 2011 (amounts in thousands of U.S. Dollars (“US$”), except for number of shares and exercise price):

Share Option	Number of Shares	Weighted- average Exercise Price		Weighted- average Grant-date Fair Value		Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (US$’000)
Outstanding, December 31, 2010	13,238,100	1.90		2.38		8.18	94
Vested and expected to vest at December 31, 2010	13,238,100	1.90		2.38		8.18	94
Exercisable at December 31, 2010	6,373,567	US$	2.46	US$	1.08	7.44	31

Outstanding, December 31, 2010	13,238,100	1.90		2.38		8.18	94
Granted
Forfeited	(1,828,500)	1.61		0.54		1.61	—
Expired	(1,387,400)	3.56		1.44		3.56	—
Outstanding, June 30, 2011	10,022,200	1.73		2.03		7.38	—
Vested and expected to vest at June 30, 2011	10,022,200	1.73		2.03		7.38	—
Exercisable at June 30, 2011	5,934,200	2.03		0.87		7.02	—

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day at each balance sheet date and the weighted-average exercise price.

As of June 30, 2011, there was RMB6,526,842 (US$1,009,800) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 1.4 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may differ.

The fair value of each option award was estimated on the date of grant using a binomial option pricing model by the Group’s management, with assistance from an external consultant. The volatility assumption was estimated based on the implied volatilities of comparable public companies due to the limited historical volatility of the Company’s shares. The relevant historical information is limited because the Company became a public company in November 2007. The expected term was estimated based on the resulting output of the binomial option pricing model.

The risk-free interest rate for periods within the contractual term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.  Forfeitures were estimated based on historical experience.  The option awards are not transferable and the grantee has a limited amount of time subsequent to their termination of employment or service to exercise the options.  These post-vesting restrictions are considered in the binomial option pricing model as a suboptimal exercise factor.  The suboptimal exercise factor of 1.5 is based on the external consultant’s research on the early exercise behavior of employees with stock options.

No options were granted for the period ended June 30, 2011.

The total fair value of option awards vested during the period ended June 30, 2011 were RMB3,540,428.47 (USD547,757).

Total compensation cost recognized for the years ended December 31, 2010 and 6 months ended June 30, 2011, is as follows:

	(Unaudited)
	2011	2011
	RMB’000	US$’000

General and administrative expenses	3,709	574
	3,709	574